Transactions with Affiliates and Owners (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Total Fees Earned from Management of the Containers, Including Acquisition Fees and Sales Commissions

Total fees earned from management of the containers, including acquisition fees and sales commissions during 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Fees from affiliated Owner	$3,575	$2,994	$2,994
Fees from unaffiliated Owners	11,334	10,073	8,556
Fees from Owners	14,909	13,067	11,550
Other fees	1,970	1,927	1,870
Total management fees	$16,879	$14,994	$13,420

Due to Owners, Net	Due to owners, net at December 31, 2018 and 2017 consisted of the following:
	2018	2017
Affiliated Owner	$100	$1,409
Unaffiliated Owners	8,222	9,722
Total due to Owners, net	$8,322	$11,131